Related Parties Transactions (Details) - Schedule of related party transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
BioFirst Corporation (the "BioFirst") [Member]
Related Party Transaction [Line Items]
Relationship with the Company and its subsidiaries, description	Entity controlled by controlling beneficiary shareholder of YuanGene	Entity controlled by controlling beneficiary shareholder of YuanGene
BioFirst (Australia) Pty Ltd. (the “BioFirst (Australia)”) [Member]
Related Party Transaction [Line Items]
Relationship with the Company and its subsidiaries, description	100% owned by BioFirst; Entity controlled by controlling beneficiary shareholder of YuanGene	100% owned by BioFirst; Entity controlled by controlling beneficiary shareholder of YuanGene
Rgene Corporation (the “Rgene”) [Member]
Related Party Transaction [Line Items]
Relationship with the Company and its subsidiaries, description	Shareholder of the Company; entity controlled by controlling beneficiary shareholder of YuanGene	Shareholder of the Company; entity controlled by controlling beneficiary shareholder of YuanGene
YuanGene Corporation (the “YuanGene”) [Member]
Related Party Transaction [Line Items]
Relationship with the Company and its subsidiaries, description	Controlling beneficiary shareholder of the Company	Controlling beneficiary shareholder of the Company
AsiaGene Corporation (the “AsiaGene”) [Member]
Related Party Transaction [Line Items]
Relationship with the Company and its subsidiaries, description	Shareholder; entity controlled by controlling beneficiary shareholder of YuanGene	Shareholder; entity controlled by controlling beneficiary shareholder of YuanGene
Eugene Jiang [Member]
Related Party Transaction [Line Items]
Relationship with the Company and its subsidiaries, description	Former President and Chairman	Former President and Chairman
Keypoint Technology Ltd. (the “Keypoint’) [Member]
Related Party Transaction [Line Items]
Relationship with the Company and its subsidiaries, description	The Chairman of Keypoint is Eugene Jiang’s mother.	The Chairman of Keypoint is Eugene Jiang’s mother.
Lion Arts Promotion Inc. (the “Lion Arts”) [Member]
Related Party Transaction [Line Items]
Relationship with the Company and its subsidiaries, description	Shareholder of the Company	Shareholder of the Company
Yoshinobu Odaira (the “Odaira”) [Member]
Related Party Transaction [Line Items]
Relationship with the Company and its subsidiaries, description	Director of the Company	Director of the Company
GenePharm Inc. (the “GenePharm”) [Member]
Related Party Transaction [Line Items]
Relationship with the Company and its subsidiaries, description	Dr. George Lee, Board Director of Biokey, is the Chairman of GenePharm.	Dr. George Lee, Board Director of Biokey, is the Chairman of GenePharm.
Euro-Asia Investment & Finance Corp Ltd. (the “Euro-Asia”) [Member]
Related Party Transaction [Line Items]
Relationship with the Company and its subsidiaries, description	Shareholder of the Company	Shareholder of the Company
LBG USA, Inc. (the “LBG USA”) [Member]
Related Party Transaction [Line Items]
Relationship with the Company and its subsidiaries, description	100% owned by BioFirst; Entity controlled by controlling beneficiary shareholder of YuanGene	100% owned by BioFirst; Entity controlled by controlling beneficiary shareholder of YuanGene
LionGene Corporation (the “LionGene”) [Member]
Related Party Transaction [Line Items]
Relationship with the Company and its subsidiaries, description	Shareholder of the Company; Entity controlled by controlling beneficiary shareholder of YuanGene	Shareholder of the Company; Entity controlled by controlling beneficiary shareholder of YuanGene
Kimho Consultants Co., Ltd. (the “Kimho”) [Member]
Related Party Transaction [Line Items]
Relationship with the Company and its subsidiaries, description	Shareholder of the Company	Shareholder of the Company
Mr. Tsung-Shann Jiang, Ms. Shu-Ling Jiang, Mr. Chang-Jen Jiang, Ms. Mei-Ling Jiang, and Mr. Eugene Jiang (collectively the "Jiangs") [Member]
Related Party Transaction [Line Items]
Relationship with the Company and its subsidiaries, description		Mr. Tsung-Shann Jiang, the controlling beneficiary shareholder of the Company and Rgene, the Chairman and CEO of the BioLite Holding Inc. and BioLite Inc. and the President and a member of board of directors of BioFirst Ms. Shu-Ling Jiang, Mr. Tsung-Shann Jiang’s wife, is the Chairman of Keypoint; and a member of board of directors of BioLite Inc. Mr. Eugene Jiang is Mr. and Ms. Jiang’s son. Mr. Eugene Jiang is the chairman, and majority shareholder of the Company and a member of board of directors of BioLite Inc. Mr. Chang-Jen Jiang is Mr. Tsung-Shann Jiang’s sibling and the director of the Company. Ms. Mei-Ling Jiang is Ms. Shu-Ling Jiang’s sibling.
Amkey Ventures, LLC (“Amkey”) [Member]
Related Party Transaction [Line Items]
Relationship with the Company and its subsidiaries, description	An entity controlled by Dr. George Lee, who serves as one of the board directors of BioKey, Inc	An entity controlled by Dr. George Lee, who serves as one of the board directors of BioKey, Inc
BioLite Japan [Member]
Related Party Transaction [Line Items]
Relationship with the Company and its subsidiaries, description	Entity controlled by controlling beneficiary shareholder of ABVC	Entity controlled by controlling beneficiary shareholder of ABVC